STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
STOCKHOLDERS’ EQUITY
STOCKHOLDERS' EQUITY

9. STOCKHOLDERS’ EQUITY

Common Stock

The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of the stockholders. There are no cumulative voting rights.

Preferred Stock

In February 2019, the Company issued 442,930 shares of Series B Preferred Stock at $7.49 per share for gross proceeds of approximately $3.3 million.  Issuance costs were $0.3 million, which included the obligation to issue warrants to purchase common stock (see Note 10).

Upon completion of the IPO, all 7,538,671 shares of outstanding Series A Preferred Stock (“Series A Preferred Stock”) and Series B Preferred Stock (collectively , "the Preferred Stock") was converted into common stock on a one-to-one basis. As of September 30, 2019, there were no shares of preferred stock outstanding.

As of December 31, 2018, the Preferred Stock consisted of the following (in thousands, except share data):

	December 31, 2018
		Preferred
	Preferred	Stock Issued			Common stock
	Stock	and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Value	Conversion
Series A Preferred Stock	3,093,898	3,093,898	$6,254	$7,000	3,093,898
Series B Preferred Stock	7,790,052	4,001,848	29,156	29,964	4,001,848
	10,883,950	7,095,746	$35,410	$36,964	7,095,746

The rights and privileges of the preferred stockholders were as follows:

Voting

The holders of Preferred Stock had the right to one vote for each share of common stock into which such Preferred Stock could be converted and will vote together with the holders of common stock as a single class.

Dividends

Dividends were payable to holders of Preferred Stock prior to payment of any dividend to holders of common stock. Dividends were payable when and if declared out of funds legally available and such dividends were not cumulative. In the event the Board declared a dividend payable on the common stock, the holders of the Preferred Stock were entitled to receive the amount of dividends per share of Preferred Stock that would be payable on the number of whole shares of the common stock into which each share of such Preferred Stock held by each holder could be converted into.

Liquidation

Prior to the IPO, in the event of any liquidation, dissolution or winding up of the Company, or a Deemed Liquidation Event (as defined below), the holders of shares of Preferred Stock then outstanding would have been entitled to be paid out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of common stock by reason of their ownership thereof, in an amount per share equal to the greater of (i) the original issue price ($2.26 per share for Series A Preferred Stock and $7.49 per share for Series B Preferred Stock) plus any dividends declared but unpaid thereon or (ii) such amount per share as would have been payable had each series of Preferred Stock been converted into common stock immediately prior to a liquidation, dissolution or winding up of the Company or Deemed Liquidation Event. If upon any such liquidation, dissolution or winding up of the Company or Deemed Liquidation Event, the proceeds would have been insufficient to pay the holders of shares of Preferred Stock the full amount to which they shall be entitled, the holders of shares of Preferred Stock would have shared ratably in any distribution of the proceeds in proportion to the respective amounts which would have otherwise been payable in respect of the shares of Preferred Stock held by them upon such distribution if all amounts payable with respect to such shares were paid in full. After the payment of all preferential amounts to be paid to the holders of shares of Preferred Stock, the remaining proceeds would have been distributed among the holders of shares of common stock pro rata based on the number of shares held by each such holder.

A Deemed Liquidation Event was defined as: (i) a merger where the Company is a constituent party or a subsidiary of the Company is a constituent party and the Company issues shares of its capital stock pursuant to such merger or consolidation, except any such merger or consolidation involving the Company or a subsidiary in which the shares of capital stock of the Company outstanding immediately prior to such merger or consolidation continue to represent, or are converted into or exchanged for shares of capital stock that represent, immediately following such merger or consolidation, at least a majority, by voting power, of the capital stock of (1) the surviving or resulting corporation or (2) if the surviving or resulting corporation is a wholly owned subsidiary of another corporation immediately following such merger or consolidation, the parent corporation of such surviving or resulting corporation; or (ii) the sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, by the Company or any subsidiary of the Company of all or substantially all the assets of the Company and its subsidiaries taken as a whole, or the sale or disposition (whether by merger or otherwise) of one or more subsidiaries of the Company if substantially all of the assets of the Company and its subsidiaries taken as a whole are held by such subsidiary or subsidiaries, except where such sale, lease, transfer, exclusive license or other disposition is to a wholly owned subsidiary of the Company.

Protective Provisions

Prior to the IPO, at any time when any shares of Preferred Stock remained outstanding, the Company could not take any of the following actions without the vote or written consent of the holders of a majority of the then outstanding shares of Preferred Stock separately as a class: (i) liquidate, dissolve or wind-up the business and affairs of the Company, effect any merger, consolidation or any other Deemed Liquidation Event, or consent to any of the foregoing, in each case other than in the event that such event would provide the holders of the Preferred Stock a return per each share of Preferred Stock, including all distributions and dividends paid to such holders prior to such event by the Company, if any, of at least two (2) times the Series B original issue price in the twenty-four (24) months following the Series B original issue date (November 5, 2018) or three (3) times the Series B original issue price thereafter; (ii) amend, alter, or repeal any provision of the Certificate of Incorporation or the Company’s bylaws in a manner that adversely affects the powers, preferences or rights of the Preferred Stock; (iii) create, or authorize the creation of, or issue or obligate itself to issue shares of, any additional class or series of capital stock unless the same ranks junior to the Preferred Stock with respect to the distribution of assets on the liquidation, dissolution or winding up of the Company, the payment of dividends and rights of redemption, or increase the authorized number of shares of Preferred Stock; (iv) purchase or redeem (or permit any subsidiary to purchase or redeem) or pay or declare any dividend or make any distribution on, any shares of capital stock of the Company other than (a) redemptions of or dividends or distributions on the Preferred Stock as expressly authorized herein, (b) dividends or other distributions payable on the common stock solely in the form of additional shares of common stock and (c) repurchases of stock from former employees, officers, directors, consultants or other persons who performed services for the Company or any subsidiary in connection with the cessation of such employment or service at the lower of the original purchase price or the then-current fair market value thereof; (v) create, or authorize the creation of, or issue, or authorize the issuance of any debt security, or permit any subsidiary to take any such action with respect to any debt security, if the aggregate indebtedness of the Company and its subsidiaries for borrowed money following such action would exceed $2.0 million other than equipment leases or bank lines of credit; (vi) create, or hold capital stock in, any subsidiary that is not wholly owned (either directly or through one or more other subsidiaries) by the Company, or sell, transfer or otherwise dispose of any capital stock of any direct or indirect subsidiary of the Company, or permit any direct or indirect subsidiary to sell, lease, transfer, exclusively license or otherwise dispose (in a single transaction or series of related transactions) of all or substantially all of the assets of such subsidiary; or (vi) increase or decrease the authorized number of directors of the Company.

Optional Conversion Rights

Each share of Preferred Stock was convertible, at the option of the holder thereof, at any time and from time to time after issuance, and without the payment of additional consideration into such number of fully paid and nonassessable shares of common stock as is determined by dividing the original issue price ($2.26 per share for Series A Preferred Stock and $7.49 per share for Series B Preferred Stock) by the series conversion price ($2.26 per share for Series A Preferred Stock and $7.49 per share for Series B Preferred Stock) in effect at the time of conversion.

Mandatory Conversion Rights

All outstanding shares of Preferred Stock were to be automatically converted into shares of common stock, at the then effective conversion rate, upon either (a) the closing of the sale of shares of common stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $30.0 million of proceeds, net of the underwriting discount and commissions, to the Company, or (b) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least a majority of the then outstanding shares of Preferred Stock.

Redemption

The Preferred Stock was redeemable upon the occurrence of a Deemed Liquidation Event, which would not be solely in control of the Company. Therefore, the Preferred Stock was classified as temporary equity.

6. STOCKHOLDERS’ EQUITY

As of December 31, 2018, the authorized capital stock of the Company consists of 20,441,982 shares of common stock, par value $0.0001 per share, and 10,883,950 shares of convertible preferred stock, par value $0.0001 per share, of which 3,093,898 are designated as Series A convertible preferred stock (“Series A Preferred Stock”) and 7,790,052 are designated as Series B Preferred Stock (collectively, with the Series A Preferred Stock, the “Preferred Stock”). As of December 31, 2017, the Company had 5,458,450 shares of common stock issued and outstanding and 3,093,898 shares of Series A Preferred Stock issued and outstanding. As of December 31, 2018, the Company had 5,513,531 shares of common stock issued and outstanding, 3,093,898 shares of Series A Preferred Stock issued and outstanding and 4,001,848 shares of Series B Preferred Stock issued and outstanding.

Common Stock

In February 2017, the Company issued 486,077 shares of common stock, with a fair value of $0.5 million, as consideration pursuant to a license agreement with Columbia University (see Note 2).

Voting

The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of the stockholders. There is no cumulative voting.

Preferred Stock

In January 2017, the Company issued 3,093,898 shares of Series A Preferred Stock at $2.26 per share for gross proceeds of $7.0 million. Issuance costs were $0.7 million, which included the issuance of warrants to purchase common stock (see Note 7).

Between November and December 2018, the Company issued an aggregate of 2,904,127 shares of its Series B Preferred Stock at $7.49 per share for gross proceeds of $21.7 million. Issuance costs were $0.8 million, which included the obligation to issue warrants to purchase common stock (see Note 7). In addition, all of the outstanding principal and accrued interest under the 2018 Notes were automatically converted into an aggregate of 1,097,721 shares of its Series B Preferred Stock.

As of December 31, 2017 and 2018, Preferred Stock consisted of the following (in thousands, except share data):

	December 31, 2017
		Preferred
	Preferred	Stock Issued			Common Stock
	Stock	and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Value	Conversion
Series A Preferred Stock	3,535,910	3,093,898	$6,254	$7,000	3,093,898
Total	3,535,910	3,093,898	$6,254	$7,000	3,093,898

	December 31, 2018
		Preferred
	Preferred	Stock Issued			Common stock
	Stock	and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Value	Conversion
Series A Preferred Stock	3,093,898	3,093,898	$6,254	$7,000	3,093,898
Series B Preferred Stock	7,790,052	4,001,848	29,156	29,964	4,001,848
Total	10,883,950	7,095,746	$35,410	$36,964	7,095,746

The following is a summary of the rights and privileges of the common and preferred stockholders as of December 31, 2018:

Voting

The holders of Preferred Stock have the right to one vote for each share of common stock into which such Preferred Stock could be converted and will vote together with the holders of common stock as a single class.

Dividends

Dividends are payable to holders of Preferred Stock prior to payment of any dividend to holders of common stock. Dividends are payable when and if declared out of funds legally available and such dividends are not cumulative. In the event the board of directors of the Company declares a dividend payable on the common stock, the holders of the Preferred Stock would be entitled to receive the amount of dividends per share of Preferred Stock that would be payable on the number of whole shares of the common stock into which each share of such Preferred Stock held by each holder could be converted into.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, or a Deemed Liquidation Event (as defined below), the holders of shares of Preferred Stock then outstanding are entitled to be paid out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of common stock by reason of their ownership thereof, in an amount per share equal to the greater of (i) the original issue price ($2.26 per share for Series A Preferred Stock and $7.49 per share for Series B Preferred Stock) plus any dividends declared but unpaid thereon or (ii) such amount per share as would have been payable had each series of Preferred Stock been converted into common stock immediately prior to a liquidation, dissolution or winding up of the Company or Deemed Liquidation Event. If upon any such liquidation, dissolution or winding up of the Company or Deemed Liquidation Event, the proceeds shall be insufficient to pay the holders of shares of Preferred Stock the full amount to which they shall be entitled, the holders of shares of Preferred Stock shall share ratably in any distribution of the proceeds in proportion to the respective amounts which would otherwise be payable in respect of the shares of Preferred Stock held by them upon such distribution if all amounts payable with respect to such shares were paid in full. After the payment of all preferential amounts to be paid to the holders of shares of Preferred Stock, the remaining proceeds shall be distributed among the holders of shares of common stock pro rata based on the number of shares held by each such holder.

A Deemed Liquidation Event is defined as: (i) a merger where the Company is a constituent party or a subsidiary of the Company is a constituent party and the Company issues shares of its capital stock pursuant to such merger or consolidation, except any such merger or consolidation involving the Company or a subsidiary in which the shares of capital stock of the Company outstanding immediately prior to such merger or consolidation continue to represent, or are converted into or exchanged for shares of capital stock that represent, immediately following such merger or consolidation, at least a majority, by voting power, of the capital stock of (1) the surviving or resulting corporation or (2) if the surviving or resulting corporation is a wholly owned subsidiary of another corporation immediately following such merger or consolidation, the parent corporation of such surviving or resulting corporation; or (ii) the sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, by the Company or any subsidiary of the Company of all or substantially all the assets of the Company and its subsidiaries taken as a whole, or the sale or disposition (whether by merger or otherwise) of one or more subsidiaries of the Company if substantially all of the assets of the Company and its subsidiaries taken as a whole are held by such subsidiary or subsidiaries, except where such sale, lease, transfer, exclusive license or other disposition is to a wholly owned subsidiary of the Company.

Protective Provisions

At any time when any shares of Preferred Stock remain outstanding, the Company shall not take any of the following actions without the vote or written consent of the holders of a majority of the then outstanding shares of Preferred Stock separately as a class: (i) liquidate, dissolve or wind‑up the business and affairs of the Company, effect any merger, consolidation or any other Deemed Liquidation Event, or consent to any of the foregoing, in each case other than in the event that such event would provide the holders of the Preferred Stock a return per each share of Preferred Stock, including all distributions and dividends paid to such holders prior to such event by the Company, if any, of at least two (2) times the Series B Original Issue Price in the twenty‑four (24) months following the Series B Original Issue Date (November 5, 2018) or three (3) times the Series B Original Issue Price thereafter; (ii) amend, alter, or repeal any provision of the Certificate of Incorporation or the Company’s bylaws in a manner that adversely affects the powers, preferences or rights of the Preferred Stock; (iii) create, or authorize the creation of, or issue or obligate itself to issue shares of, any additional class or series of capital stock unless the same ranks junior to the Preferred Stock with respect to the distribution of assets on the liquidation, dissolution or winding up of the Company, the payment of dividends and rights of redemption, or increase the authorized number of shares of Preferred Stock; (iv) purchase or redeem (or permit any subsidiary to purchase or redeem) or pay or declare any dividend or make any distribution on, any shares of capital stock of the Company other than (a) redemptions of or dividends or distributions on the Preferred Stock as expressly authorized herein, (b) dividends or other distributions payable on the common stock solely in the form of additional shares of common stock and (c) repurchases of stock from former employees, officers, directors, consultants or other persons who performed services for the Company or any subsidiary in connection with the cessation of such employment or service at the lower of the original purchase price or the then‑current fair market value thereof; (v) create, or authorize the creation of, or issue, or authorize the issuance of any debt security, or permit any subsidiary to take any such action with respect to any debt security, if the aggregate indebtedness of the Company and its subsidiaries for borrowed money following such action would exceed $2.0 million other than equipment leases or bank lines of credit; (vi) create, or hold capital stock in, any subsidiary that is not wholly owned (either directly or through one or more other subsidiaries) by the Company, or sell, transfer or otherwise dispose of any capital stock of any direct or indirect subsidiary of the Company, or permit any direct or indirect subsidiary to sell, lease, transfer, exclusively license or otherwise dispose (in a single transaction or series of related transactions) of all or substantially all of the assets of such subsidiary; or (vi) increase or decrease the authorized number of directors of the Company.

Optional Conversion Rights

Each share of Preferred Stock is convertible, at the option of the holder thereof, at any time and from time to time after issuance, and without the payment of additional consideration into such number of fully paid and nonassessable shares of common stock as is determined by dividing the original issue price ($2.26 per share for Series A Preferred Stock and $7.49 per share for Series B Preferred Stock) by the series conversion price ($2.26 per share for Series A Preferred Stock and $7.49 per share for Series B Preferred Stock) in effect at the time of conversion. As of December 31, 2018, the Preferred Stock is convertible in to common stock on a one‑for‑one basis.

Mandatory Conversion Rights

All outstanding shares of Preferred Stock shall automatically be converted into shares of common stock, at the then effective conversion rate, upon either (a) the closing of the sale of shares of common stock to the public in a firm‑commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $30.0 million of proceeds, net of the underwriting discount and commissions, to the Company, or (b) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least a majority of the then outstanding shares of Preferred Stock.

Redemption

The Preferred Stock is redeemable upon the occurrence of a Deemed Liquidation Event, which is not solely in control of the Company. Therefore, the Preferred Stock has been classified as temporary equity.